Personnel Expenses	12 Months Ended
Mar. 31, 2018
Disclosure Of Personal Expenses [Abstract]
Personnel Expenses
12)	PERSONNEL EXPENSES

	For the year ended March 31
Particulars	2016	2017	2018
Wages, salaries and other employees benefits	31,001	42,073	62,303
Contributions to defined contribution plans	2,017	2,204	3,055
Expenses related to defined benefit plans	253	363	868
Equity-settled share based payment	13,685	26,795	44,716
Employee welfare expenses	2,062	2,301	3,215
Total	49,018	73,736	114,157